Significant Accounting Policies - Additional Information (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 13, 2011
Significant Accounting Policies [Line Items]
Common stock, shares issued		33,000,000	33,000,000
Restricted Cash and Cash Equivalents		$ 7,900,000
Days for delinquent loans to be charged off		60 days
Goodwill impairment loss	0	0
Goodwill		255,862,000	255,869,000	255,875,000
Cost method investments		$ 6,700,000
Deferred income tax assets valuation allowance percentage		50.00%
Stock options
Significant Accounting Policies [Line Items]
Stock options not included in computation of diluted earnings per share		1,425,196	0	0
Maximum
Significant Accounting Policies [Line Items]
Cash and cash equivalent maturity period		90 days
Delinquent loans expiry period (in days)		59 days
Expected period of life of intangible assets		5 years
Maximum | Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment, useful life		5 years
Minimum
Significant Accounting Policies [Line Items]
Delinquent loans expiry period (in days)		1 day
Expected period of life of intangible assets		3 years
Minimum | Software Development Costs
Significant Accounting Policies [Line Items]
Property and equipment, useful life		2 years
Cash America International Inc.
Significant Accounting Policies [Line Items]
Common stock, shares issued					33,000,000